Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	(18,076)	(405,062)	(57,146)	(454,751)

Denominator:
Weighted average shares - for basic and diluted net loss per share	65,018	55,086	62,888	54,851

Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$(0.28)	$(7.35)	$(0.91)	$(8.29)